Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
17.	Earnings (Loss) Per Common Share

The following table presents the computation of basic and diluted loss per common share attributable to the Company (in thousands, except per share data):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2011	2010	2011	2010
		(As Revised)		(As Revised)
Basic earnings (loss) per common share
Numerator:
Income (loss) from continuing operations	$2,894	(28,269)	21,039	(97,540)
Less: Noncontrolling interests income (loss) from continuing operations	3,276	(7,943)	13,574	(43,078)

(Loss) income attributable to BFC	(382)	(20,326)	7,465	(54,462)
Preferred stock dividends	(188)	(188)	(563)	(563)

(Loss) income from continuing operations attributable to BFC	(570)	(20,514)	6,902	(55,025)
Loss from discontinued operations	(2,735)	(8,643)	(36,189)	(13,269)
Less: Noncontrolling interests loss from discontinued operations	(1,313)	(4,148)	(17,371)	(7,552)

Loss from discontinued operations attributable to BFC	(1,422)	(4,495)	(18,818)	(5,717)

Net loss allocable to common shareholders	$(1,992)	(25,009)	(11,916)	(60,742)

Denominator:

Basic weighted average number of common shares outstanding	75,381	75,381	75,381	75,379

Basic (loss) earnings per common share:
(Loss) earnings per share from continuing operations	$(0.01)	(0.27)	0.09	(0.73)
Loss per share from discontinued operations	(0.02)	(0.06)	(0.25)	(0.08)

Basic loss per share	$(0.03)	(0.33)	(0.16)	(0.81)

Diluted earnings (loss) per common share:
Numerator:
(Loss) income allocable to common stock after assumed dilution	$(570)	(20,514)	6,902	(55,025)
Loss from discontinued operations allocable to common stock	(1,422)	(4,495)	(18,818)	(5,717)

Net loss allocable to common stock	$(1,992)	(25,009)	(11,916)	(60,742)

Denominator

Diluted weighted average number of common shares outstanding	75,381	75,381	75,381	75,379

Diluted (loss) earnings per share
(Loss) earnings per share from continuing operations	$(0.01)	(0.27)	0.09	(0.73)
Loss per share from discontinued operations	(0.02)	(0.06)	(0.25)	(0.08)

Diluted loss per share	$(0.03)	(0.33)	(0.16)	(0.81)

During each of the three and nine months ended September 30, 2011, options to acquire 2,297,858 shares of Class A Common Stock were anti-dilutive and not included in the calculation of diluted earnings (loss) per share. During each of the three and nine months ended September 30, 2010, options to acquire 2,494,779 shares of Class A Common Stock were anti-dilutive and not included in the calculation of diluted earnings (loss) per share. The 1,753,475 restricted shares of BFC’s Class A Common Stock granted by BFC on September 16, 2011 were also anti-dilutive and not included in the calculation of diluted earnings (loss) per share. See Note 19 to these unaudited consolidated financial statements for additional information about the September 16, 2011 restricted stock grant.

39.	Earnings (Loss) per Share

The Company has two classes of common stock outstanding. The two-class method is not presented in the table below because the Company’s capital structure does not provide for different dividend rates or other preferences, other than voting rights, between the two classes. The number of options considered outstanding shares for diluted earnings per share is based upon application of the treasury stock method to the options outstanding as of the end of the period.

The following reconciles the numerators and denominators of the basic and diluted earnings (loss) per share computation for the years ended December 31, 2010, 2009 and 2008:

	For the Years Ended December 31,
	2010	2009	2008
(In thousands, except per share data)	(As Adjusted)	(As Adjusted)
Basic (loss) earnings per common share
Numerator:
Loss from continuing operations	$(160,122)	(78,802)	(347,999)
Less: Noncontrolling interests loss from continuing operations	(65,491)	(121,294)	(274,997)

(Loss) income attributable to BFC	(94,631)	42,492	(73,002)
Preferred stock dividends	(750)	(750)	(750)

(Loss) income allocable to common stock	(95,381)	41,742	(73,752)

(Loss) income from discontinued operations	(20,065)	(14,530)	19,388
Less: Noncontrolling interests (loss) income from discontinued operations	(10,848)	683	14,430

(Loss) income from discontinued operations attributable to BFC	(9,217)	(15,213)	4,958

Extraordinary gain attributable to BFC	—	—	9,145

Net (loss) income allocable to common shareholders	$(104,598)	26,529	(59,649)

Denominator:

Basic weighted average number of common shares outstanding	75,379	57,235	45,097

Basic (loss) earnings per common share:
(Loss) earnings per share from continuing operations	$(1.27)	0.73	(1.63)
Earnings (loss) per share from discontinued operations	(0.12)	(0.26)	0.11
Earnings per share from extraordinary gain	—	—	0.20

Basic (loss) earnings per share	$(1.39)	0.47	(1.32)

Diluted earnings (loss) per common share:
Numerator:
(Loss) income allocable to common stock after assumed dilution	(95,381)	41,742	(73,752)
Discontinued operations allocable to common stock after assumed dilution	(9,217)	(15,213)	4,958
Extraordinary gain, net of taxes	—	—	9,145

Net income (loss) allocable to common stock after assumed dilution	$(104,598)	26,529	(59,649)

Denominator

Diluted weighted average number of common shares outstanding	75,379	57,235	45,097

Diluted (loss) earnings per share
(Loss) earnings per share from continuing operations	$(1.27)	0.73	(1.63)
(Loss) earnings per share from discontinued operations	(0.12)	(0.27)	0.11
Earnings per share from extraordinary gain	—	—	0.20

Diluted (loss) earnings per share	$(1.39)	0.47	(1.32)

Options to acquire 2,492,176, 2,530,983 and 1,797,960 shares of common stock were anti-dilutive and not included in the calculation of diluted income (loss) per share for the years ended December 31, 2010, 2009 and 2008, respectively.